18. Property, plant and equipment (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 159,265	$ 107,980
Additions	5,626	10,530
Additions to / review of estimates of decommissioning costs	12	5,497
Capitalized borrowing costs	494	1,336
Reimbursement under the Transfer of Rights Agreement		(8,319)
Write-offs	(78)	(816)
Transfers	177	1,072
Transfers to assets held for sale	(596)	(8,909)
Depreciation, amortization and depletion	(6,750)	(16,112)
Impairment recognition	(13,373)	(3,657)
Impairment reversal		775
Cumulative translation adjustment	(36,797)	(6,090)
Closing Balance	107,980	159,265
Land Buildings And Improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,450	5,210
Additions
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs
Write-offs		(3)
Transfers	(308)	478
Transfers to assets held for sale		(803)
Depreciation, amortization and depletion	(79)	(231)
Impairment recognition	(5)	(2)
Cumulative translation adjustment	(1,134)	(199)
Closing Balance	2,924	$ 4,450
Weighted average of useful life in years		40 years
Land Buildings And Improvement [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions
Weighted average of useful life in years		50 years
Land Buildings And Improvement [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions
Weighted average of useful life in years		25 years
Equipment And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70,378	$ 76,028
Additions	2,829	2,784
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs
Write-offs	(15)	(92)
Transfers	1,305	6,055
Transfers to assets held for sale	(142)	(4,942)
Depreciation, amortization and depletion	(2,511)	(6,106)
Impairment recognition	(6,824)	(1,298)
Impairment reversal		236
Cumulative translation adjustment	(14,876)	(2,287)
Closing Balance	50,144	$ 70,378
Weighted average of useful life in years		20 years
Equipment And Other Assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions
Weighted average of useful life in years		31 years
Equipment And Other Assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions
Weighted average of useful life in years		3 years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,952	$ 28,926
Adoption of IFRS 16	51,001	50,130
Additions	1,702	5,269
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs	494	1,336
Write-offs	(76)	(293)
Transfers	(704)	(10,466)
Transfers to assets held for sale	113	(621)
Depreciation, amortization and depletion
Impairment recognition	(2,895)	(1,453)
Impairment reversal		80
Cumulative translation adjustment	(5,322)	(826)
Closing Balance	15,264	21,952
Exploration And Development Costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,897	28,926
Additions	2	145
Additions to / review of estimates of decommissioning costs	12	5,497
Capitalized borrowing costs
Reimbursement under the Transfer of Rights Agreement		(8,319)
Write-offs	15	(407)
Transfers	(72)	4,879
Transfers to assets held for sale	(567)	(1,204)
Depreciation, amortization and depletion	(2,112)	(4,756)
Impairment recognition	(3,318)	(743)
Impairment reversal		459
Cumulative translation adjustment	(10,203)	(1,873)
Closing Balance	24,654	40,897
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,588
Additions	1,093	2,332
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs
Reimbursement under the Transfer of Rights Agreement		0
Write-offs	(2)	(21)
Transfers	(44)	126
Transfers to assets held for sale		(1,339)
Depreciation, amortization and depletion	(2,048)	(5,019)
Impairment recognition	(331)	(161)
Cumulative translation adjustment	(5,262)	(905)
Closing Balance	14,994	$ 21,588
Weighted average of useful life in years		8 years
Right-of-use assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions
Weighted average of useful life in years		47 years
Right-of-use assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions
Weighted average of useful life in years		2 years
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	245,888	$ 206,303
Gross carrying amount [member] | Land Buildings And Improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	5,152	6,856
Gross carrying amount [member] | Equipment And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	101,093	119,993
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	24,981	21,952
Gross carrying amount [member] | Exploration And Development Costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	54,332	70,647
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	20,745
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost		26,440
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, amortization, depletion and impairment	(98,323)	(86,623)
Accumulated depreciation and amortisation [member] | Land Buildings And Improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, amortization, depletion and impairment	(2,228)
Accumulated depreciation and amortisation [member] | Equipment And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, amortization, depletion and impairment	(50,949)	(49,615)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, amortization, depletion and impairment	(9,717)
Accumulated depreciation and amortisation [member] | Exploration And Development Costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, amortization, depletion and impairment	(29,678)	(29,750)
Accumulated depreciation and amortisation [member] | Buildings And Improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, amortization, depletion and impairment		(2,406)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, amortization, depletion and impairment	$ (5,751)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation, amortization, depletion and impairment		$ (4,852)